Taxes and Contributions Payable - Summary of Taxes and Contributions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Taxes And Contributions Payable [Abstract]
Income tax	R$ 14,375	R$ 14,063
Social contribution	5,128	5,082
Social Contribution on revenues (COFINS)	2,280	1,882
Social Integration Program (PIS)	489	407
Service tax (ISS) on billing	1,348	1,160
Withholding Income Tax (IRRF) deducted from third parties	40	80
Others	102	204
Taxes and contributions payable	R$ 23,762	R$ 22,878